SCHEDULE OF FOREIGN CURRENCY EXCHANGE RATE TRANSLATION (Details)	Dec. 31, 2021	Dec. 31, 2020
Spot RMB [Member]
Offsetting Assets [Line Items]
Foreign currency exchange rate translation	0.15735	0.15317
Average RMB [Member]
Offsetting Assets [Line Items]
Foreign currency exchange rate translation	0.15499	0.14496